SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Net Loss	$ (1,107,289)	$ (750,255)	$ (724,563)
Net cash used in operating activities	(848,520)	(386,932)	(351,419)
Accumulated deficit	(2,693,698)	(1,588,773)
Net current liabilities	(1,424,459)
Inventory write-downs	25,902	1,668	0
Impairment losses	$ 0	0	0
Financing providers days	5 years
Advertising expenditures	$ 134,611	150,920	90,431
Employee social benefits	30,564	46,969	$ 36,534
Restricted net assets	$ 429,503	$ 160,651